REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revenue Recognition [Abstract]
Rebates	$ 2,674	$ 2,842
Chargebacks	1,095	1,129
Returns	602	593
Other	174	186
Sales reserves and allowances	5,791	5,849
Medicaid	$ 1,246	$ 1,099